Document and Entity Information	May 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001339605
Document Type	8-K
Document Period End Date	May 24, 2021
Entity Registrant Name	H&E Equipment Services, Inc.
Entity File Number	000-51759
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-0553291
Entity Address, Address Line One	7500 Pecue Lane
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70809
City Area Code	(225)
Local Phone Number	298-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HEES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false